Costs and expenses by nature:	12 Months Ended
Dec. 31, 2020
Costs and expenses by nature:
Costs and expenses by nature:

Note 4 - Costs and expenses by nature:

	January to December 31,
	2018		2019		2020
Short term benefits	Ps.	1,118,926	Ps.	1,199,217	Ps.	1,039,883
Electric power		458,827		474,719		382,026
Maintenance and conservation		673,603		699,557		447,884
Professional fees		306,169		308,740		251,621
Insurance and bonds		200,477		225,252		127,750
Surveillance services		310,065		325,613		275,206
Cleaning services		229,003		232,219		207,599
Technical assistance (Note 15.4)		386,249		404,086		175,615
Right of use of assets under concession (DUAC) (1)		898,253		986,850		535,379
Amortization and depreciation of intangible assets, furniture and equipment		1,760,741		1,836,897		1,934,766
Consumption of commercial items		300,845		323,899		169,298
Construction services (Note 3.1.3)		935,774		1,236,193		3,657,086
Termination benefits (Note 18.17)		1,595		1,922		2,382
Employees’ statutory profit sharing		8,052		10,250		3,115
Impairment of accounts receivable (Note 6)		6,241		12,127		154,417
Other		171,089		267,521		143,409

Total aeronautical and non-aeronautical services costs, costs of construction services and administrative expenses	Ps.	7,765,909	Ps.	8,545,062	Ps.	9,507,436
(1)

As of December 31, 2018, 2019 and 2020, Ps.458,290, Ps.484,402 and Ps.254,337, respectively, correspond to the consideration for the concessions in Mexico, Ps.312,244, Ps.361,029 and Ps.149,602 correspond to the consideration of the Airplan concession at 19% of gross revenues from the period October 19 to December 31, 2018, from the year 2019 and 2020, respectively, and Ps.127,719, Ps.141,419 and Ps.131,440, for the consideration of the Aerostar concession at 5% of the airport’s gross receipts from May 31, to December 31, 2018, as of December 31, 2019 from the year 2019 and  2020, respectively.

4.1) CARES Act - Aerostar

On May 12, 2020, the United States Government, through the FAA, awarded Aerostar a financial aid grant under the CARES Act amounting to USD33,417 (approximately Ps.717,590) to respond to the impacts of COVID-19. These funds may be used by the Company within a period of four years and for any purpose for which airport revenues may be lawfully used, except for new airport development projects. The funds will be received by means of reimbursements once the invoice for the expense incurred has been submitted to the FAA through the established means. These invoices must include sufficient detail to permit the FAA to verify compliance with its Revenue Use Policy. After receiving reimbursement of the verified expenses, the Company discounts the related verified expenses within the same period, as refunds to the relevant authorities are not possible. At December 31, 2020, the Company is not in breach of conditions and there are no other contingencies relating to these grants. The Company did not benefit directly in any other way from government assistance.

Throughout 2020, the Company received USD17,125 (approximately Ps.367,752) for reimbursements of invoices submitted to the FAA, of which Ps.339,681 are recognized net of the pertinent expense or cost at December 31, 2020. The items to which they relate are the following: Short-term benefits Ps.165,894; Amortization of insurance and bonding Ps.142,274; Others Ps.23,650, which includes sewage services, waste disposal, among others; and Maintenance and preservation Ps.7,863. Advance payments for Insurance and bonding are presented in the Statement of Financial Position as deductions, in accordance with the accounting policy. (See Note 17.22)